Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expenses

The major components of income tax expenses for the years ended December 31, 2017, 2016 and 2015 are:

	2017	2016	2015
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	4,785	(681)	607
Previously unrecognized tax loss used to reduce current income tax	(1,066)	(21)	—
Adjustments for current income tax of prior years	348	77	(6)
Total current income tax	4,067	(625)	601
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	1,210	1,135	(631)
Relating to change in tax rate	—	—	496
Previously unrecognized tax loss used to reduce deferred tax expenses	(137)	—	—
Total deferred tax expenses/(benefits)	1,073	1,135	(135)
Income tax expense reported in the income statement	5,140	510	466

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Unrealized gain/(loss) on available-for-sale financial assets
Recognized during the year	(16)	(20)	72
Effect of change in tax rate	—	—	(171)
Net loss on actuarial gains and losses
Recognized during the year	(154)	—	(31)
Effect of change in tax rate	—	—	83
Income tax benefits charged to other comprehensive (loss) income	(170)	(20)	(47)

Reconciliation of Statutory Tax Rate and Effective Tax Rate

The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	2017	2016	2015
	US$’000	US$’000	US$’000
Profit before tax	18,668	6,535	(8,645)
Tax at statutory rate of 20% (2016: 20%; 2015: 20%)	3,734	1,307	(1,730)
Foreign income taxed at different rate	1,151	599	632
Expenses not deductible for tax purpose	600	225	393
Utilization of previously unrecognized tax losses	(1,066)	(21)	—
Tax benefit arising from previously unrecognized tax losses	(137)	—	—
Net deferred tax asset not recognized	78	1,305	1,152
Written-off deferred tax	10	(678)	—
Tax exempt on income	(245)	(21)	(45)
Uncertain tax position	(270)	(3,010)	(528)
Return to provision adjustment	348	77	(83)
Deferred tax liability arising from undistributed earnings	602	681	(72)
Effect of changes in temporary differences to be realized in different periods with different enacted tax rates	—	—	496
Withholding tax on dividends	349	118	206
Others	(14)	(72)	45
Income tax expense reported in income statement	5,140	510	466

Summary of Deferred Tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2017	2016	2017	2016	2015
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,036)	(2,434)	602	(269)	(72)
Revaluations of available-for-sale investment to fair value	(429)	(445)	—	—	—
Accrued interest income	(141)	(118)	11	39	2
Unutilized building allowance (net)	(235)	(207)	11	119	151
Unused tax losses	197	619	455	133	(710)
Allowance for doubtful accounts	200	159	(25)	(36)	(29)
Inventory impairment	422	235	(161)	714	(249)
Allowance for impairment in investments	—	—	0	382	—
Rebates and other accrued liabilities	427	390	(6)	171	60
Unpaid retirement benefits	1,291	1,117	(62)	(47)	485
Deferred revenue and cost of sales	2	374	393	(62)	70
Actuarial loss	368	213	—	—	—
Unabsorbed depreciation	699	625	(45)	34	140
Others	103	(2)	(100)	(43)	17
Deferred tax expenses / (benefits)			1,073	1,135	(135)
Net deferred tax assets	(132)	526

Reflected in the balance sheet as follows:

Deferred tax assets	3,022	3,114
Deferred tax liabilities	(3,154)	(2,588)
Deferred tax assets, net	(132)	526

Reconciliation of Deferred Tax Assets, Net

Reconciliation of deferred tax assets, net

	2017	2016	2015
	US$’000	US$’000	US$’000
Opening balance as of January 1	526	1,601	1,831
Tax benefit/(expenses) during the period recognized in profit or loss	(1,073)	(1,135)	135
Tax benefit/(expenses) during the period recognized in other comprehensive income	170	20	47
Exchange difference on translation foreign operations	245	40	(412)
Closing balance as of December 31	(132)	526	1,601

Year of Expiration and Amount of Available Unused Net Operating Losses

The Company has available unused net operating losses which arose in Thailand and China as of December 31, 2017, and arose in Thailand, Australia and China as of December 31, 2016, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2017	2016
	US$’000	US$’000
2017	—	1,411
2018	891	2,444
2019	802	1,866
2020	4,601	7,555
2021	5,220	4,805
2022	1,399	—
No expiration	843	144
	13,756	18,225

Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions
	2017	2016	2015
	US$’000	US$’000	US$’000
Balance as of January 1	828	1,856	2,144
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(175)	(923)	(176)
Exchange difference	53	(105)	(112)
Balance as of December 31	706	828	1,856

Accrued Interest and Penalties on Uncertain Tax Position

The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	800	897	2,355
Accrued penalties on uncertain tax position	486	535	1,060
Total accrued interest and penalties on uncertain tax position	1,286	1,432	3,415